Schedule of Investments (unaudited) June 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	1,168	$114,616
BWX Technologies Inc.	1,789	101,329
Curtiss-Wright Corp.	782	69,817
Hexcel Corp.	1,565	70,769
Howmet Aerospace Inc.	7,442	117,956
Huntington Ingalls Industries Inc.	745	129,995
Mercury Systems Inc.(a)	1,030	81,020
Spirit AeroSystems Holdings Inc., Class A	1,965	47,042
Textron Inc.	4,293	141,282
Virgin Galactic Holdings Inc.(a)	1,135	18,546

		892,372

Air Freight & Logistics — 0.2%
XPO Logistics Inc.(a)(b)	1,709	132,020

Airlines — 0.4%
Alaska Air Group Inc.	2,261	81,984
American Airlines Group Inc.	8,368	109,370
Copa Holdings SA, Class A, NVS	586	29,628
JetBlue Airways Corp.(a)	5,037	54,903

		275,885

Auto Components — 0.5%
BorgWarner Inc.	3,895	137,494
Gentex Corp.	4,624	119,160
Lear Corp.	1,130	123,193

		379,847

Automobiles — 0.2%
Harley-Davidson Inc.	2,883	68,529
Thor Industries Inc.	1,038	110,578

		179,107

Banks — 2.2%
Associated Banc-Corp.	2,856	39,070
Bank of Hawaii Corp.	743	45,628
Bank OZK	2,291	53,770
BOK Financial Corp.	591	33,356
Comerica Inc.	2,623	99,936
Commerce Bancshares Inc.	1,892	112,517
Cullen/Frost Bankers Inc.	1,052	78,595
East West Bancorp. Inc.	2,651	96,072
First Citizens BancShares Inc./NC, Class A	123	49,817
First Hawaiian Inc.	2,443	42,117
First Horizon National Corp.	5,809	57,858
FNB Corp.	6,078	45,585
PacWest Bancorp	2,199	43,342
People’s United Financial Inc.	7,972	92,236
Pinnacle Financial Partners Inc.	1,393	58,492
Popular Inc.	1,636	60,810
Prosperity Bancshares Inc.	1,682	99,877
Signature Bank/New York NY	981	104,889
Sterling Bancorp./DE	3,643	42,696
Synovus Financial Corp.	2,757	56,601
TCF Financial Corp.	2,844	83,671
Umpqua Holdings Corp.	4,147	44,124
Webster Financial Corp.	1,678	48,008
Western Alliance Bancorp	1,842	69,757
Wintrust Financial Corp.	1,076	46,935
Zions Bancorp. N.A.	3,043	103,462

		1,709,221

Security	Shares	Value

Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	163	$87,474

Biotechnology — 1.9%
ACADIA Pharmaceuticals Inc.(a)	2,062	99,945
Acceleron Pharma Inc.(a)	865	82,409
Agios Pharmaceuticals Inc.(a)	1,153	61,662
Alkermes PLC(a)	2,962	57,478
Bluebird Bio Inc.(a)	1,218	74,347
Exelixis Inc.(a)	5,717	135,722
Global Blood Therapeutics Inc.(a)	1,104	69,696
Immunomedics Inc.(a)	3,883	137,613
Ionis Pharmaceuticals Inc.(a)	2,463	145,218
Iovance Biotherapeutics Inc.(a)	2,550	69,997
Neurocrine Biosciences Inc.(a)	1,734	211,548
Sage Therapeutics Inc.(a)	959	39,875
Sarepta Therapeutics Inc.(a)	1,403	224,957
United Therapeutics Corp.(a)	816	98,736

		1,509,203

Building Products — 1.2%
Allegion PLC	1,737	177,556
AO Smith Corp.	2,502	117,894
Armstrong World Industries Inc.	898	70,008
Fortune Brands Home & Security Inc.	2,596	165,962
Lennox International Inc.	652	151,910
Owens Corning	2,015	112,357
Trex Co. Inc.(a)	1,090	141,776

		937,463

Capital Markets — 1.4%
Affiliated Managers Group Inc.	884	65,911
Ares Management Corp., Class A	1,849	73,405
Carlyle Group Inc. (The)	2,195	61,241
Eaton Vance Corp., NVS	2,087	80,558
Evercore Inc., Class A	744	43,836
FactSet Research Systems Inc.	700	229,929
Invesco Ltd.	7,108	76,482
Lazard Ltd., Class A	1,892	54,168
Legg Mason Inc.	1,562	77,709
LPL Financial Holdings Inc.	1,480	116,032
Morningstar Inc.	406	57,234
SEI Investments Co.	2,171	119,362
Virtu Financial Inc., Class A	1,178	27,801

		1,083,668

Chemicals — 1.6%
Albemarle Corp.	1,990	153,648
Ashland Global Holdings Inc.	1,039	71,795
Axalta Coating Systems Ltd.(a)	3,970	89,524
Cabot Corp.	1,049	38,866
CF Industries Holdings Inc.	4,017	113,038
Chemours Co. (The)	3,078	47,247
Element Solutions Inc.(a)	4,091	44,387
Huntsman Corp.	3,775	67,837
Mosaic Co. (The)	6,512	81,465
NewMarket Corp.	130	52,062
Olin Corp.	2,688	30,885
RPM International Inc.	2,410	180,895
Scotts Miracle-Gro Co. (The)	764	102,735
Valvoline Inc.	3,480	67,268
Westlake Chemical Corp.	629	33,746

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
WR Grace & Co.	1,055	$53,605

		1,229,003

Commercial Services & Supplies — 0.4%
ADT Inc.	2,110	16,838
Clean Harbors Inc.(a)	966	57,941
IAA Inc.(a)(b)	2,531	97,621
MSA Safety Inc.	686	78,506
Stericycle Inc.(a)	1,718	96,173

		347,079

Communications Equipment — 0.5%
Ciena Corp.(a)	2,877	155,818
CommScope Holding Co. Inc.(a)	3,642	30,338
EchoStar Corp., Class A(a)	880	24,605
Lumentum Holdings Inc.(a)	1,410	114,816
ViaSat Inc.(a)	1,086	41,670

		367,247

Construction & Engineering — 0.6%
AECOM(a)	2,881	108,268
Jacobs Engineering Group Inc.	2,361	200,213
Quanta Services Inc.	2,578	101,135
Valmont Industries Inc.	395	44,880

		454,496

Construction Materials — 0.1%
Eagle Materials Inc.	774	54,350

Consumer Finance — 0.5%
Ally Financial Inc.	7,044	139,683
Credit Acceptance Corp.(a)(b)	190	79,612
LendingTree Inc.(a)(b)	148	42,850
OneMain Holdings Inc.	1,225	30,061
Santander Consumer USA Holdings Inc.	1,422	26,179
SLM Corp.	7,056	49,604

		367,989

Containers & Packaging — 1.4%
AptarGroup Inc.	1,211	135,608
Ardagh Group SA	332	4,286
Avery Dennison Corp.	1,567	178,779
Berry Global Group Inc.(a)	2,504	110,977
Crown Holdings Inc.(a)	2,444	159,178
Graphic Packaging Holding Co.	5,240	73,307
Packaging Corp. of America	1,766	176,247
Sealed Air Corp.	2,922	95,988
Silgan Holdings Inc.	1,482	48,002
Sonoco Products Co.	1,888	98,723

		1,081,095

Distributors — 0.3%
Pool Corp.	731	198,737

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions Inc.(a)	1,085	127,162
Chegg Inc.(a)	2,283	153,554
frontdoor Inc.(a)	1,614	71,549
Graham Holdings Co., Class B	77	26,386
Grand Canyon Education Inc.(a)	879	79,576
H&R Block Inc.	3,637	51,936
Service Corp. International	3,272	127,248
ServiceMaster Global Holdings Inc.(a)	2,493	88,975

		726,386

Security	Shares	Value

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	4,274	$66,461
Voya Financial Inc.	2,360	110,094

		176,555

Diversified Telecommunication Services — 0.2%
GCI Liberty Inc., Class A(a)	1,856	131,999

Electric Utilities — 0.8%
Hawaiian Electric Industries Inc.	2,017	72,733
Idacorp Inc.	947	82,739
NRG Energy Inc.	4,578	149,060
OGE Energy Corp.	3,760	114,153
PG&E Corp.(a)	9,995	88,656
Pinnacle West Capital Corp.	2,121	155,448

		662,789

Electrical Equipment — 0.8%
Acuity Brands Inc.	741	70,943
Generac Holdings Inc.(a)	1,152	140,463
GrafTech International Ltd.	1,280	10,214
Hubbell Inc.	1,016	127,366
nVent Electric PLC	2,929	54,860
Regal Beloit Corp.	761	66,451
Sensata Technologies Holding PLC(a)	2,909	108,302
Vertiv Holdings Co.(a)	3,757	50,945

		629,544

Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics Inc.(a)	1,470	100,974
Avnet Inc.	1,848	51,532
Cognex Corp.	3,106	185,490
Coherent Inc.(a)	453	59,334
Dolby Laboratories Inc., Class A	1,184	77,990
FLIR Systems Inc.	2,458	99,721
Jabil Inc.	2,771	88,894
Littelfuse Inc.	442	75,419
National Instruments Corp.	2,429	94,027
SYNNEX Corp.	781	93,540
Trimble Inc.(a)	4,702	203,079

		1,130,000

Energy Equipment & Services — 0.2%
Helmerich & Payne Inc.	1,969	38,415
National Oilwell Varco Inc.	7,314	89,597

		128,012

Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class A(a)	472	13,773
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	3,729	118,247
Lions Gate Entertainment Corp., Class A(a)	1,119	8,292
Lions Gate Entertainment Corp., Class B, NVS(a)	2,157	14,732
Madison Square Garden Entertainment Corp.(a)	350	26,250
Madison Square Garden Sports Corp.(a)	352	51,705
World Wrestling Entertainment Inc., Class A	865	37,584
Zynga Inc., Class A(a)	16,725	159,557

		430,140

Equity Real Estate Investment Trusts (REITs) — 5.6%
American Campus Communities Inc.	2,574	89,987
American Homes 4 Rent, Class A	4,893	131,622
Americold Realty Trust	3,775	137,032
Apartment Investment & Management Co., Class A	2,790	105,016
Apple Hospitality REIT Inc.	3,951	38,167
Brandywine Realty Trust	3,176	34,587
Brixmor Property Group Inc.	5,564	71,330

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	1,778	$162,189
CoreSite Realty Corp.	760	92,006
Corporate Office Properties Trust	2,115	53,594
Cousins Properties Inc.	2,781	82,957
CubeSmart	3,641	98,271
CyrusOne Inc.	2,168	157,722
Douglas Emmett Inc.	3,136	96,150
Empire State Realty Trust Inc., Class A	2,660	18,620
EPR Properties	1,463	48,469
Equity Commonwealth	2,199	70,808
Equity LifeStyle Properties Inc.	3,275	204,622
Federal Realty Investment Trust	1,418	120,828
First Industrial Realty Trust Inc.	2,379	91,449
Gaming and Leisure Properties Inc.	3,833	132,622
Healthcare Trust of America Inc., Class A	4,098	108,679
Highwoods Properties Inc.	1,938	72,345
Hudson Pacific Properties Inc.	2,821	70,976
Iron Mountain Inc.	5,392	140,731
JBG SMITH Properties	2,287	67,627
Kilroy Realty Corp.	2,166	127,144
Kimco Realty Corp.(b)	7,786	99,972
Lamar Advertising Co., Class A	1,620	108,151
Life Storage Inc.	879	83,461
Medical Properties Trust Inc.	9,804	184,315
National Retail Properties Inc.	3,228	114,529
Omega Healthcare Investors Inc.	4,232	125,817
Outfront Media Inc.	2,709	38,386
Paramount Group Inc.	3,472	26,769
Park Hotels & Resorts Inc.	4,513	44,634
Rayonier Inc.	2,562	63,512
Regency Centers Corp.	3,171	145,517
Rexford Industrial Realty Inc.	2,188	90,649
SL Green Realty Corp.	1,457	71,815
Spirit Realty Capital Inc.	1,938	67,559
STORE Capital Corp.	4,237	100,883
Taubman Centers Inc.	1,131	42,707
VEREIT Inc.	20,356	130,889
VICI Properties Inc.	8,840	178,480
Weingarten Realty Investors	2,286	43,274

		4,386,869

Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	694	103,767
Grocery Outlet Holding Corp.(a)(b)	1,304	53,203
Sprouts Farmers Market Inc.(a)	2,222	56,861
U.S. Foods Holding Corp.(a)	4,142	81,680

		295,511

Food Products — 1.1%
Beyond Meat Inc.(a)	1,036	138,803
Bunge Ltd.	2,602	107,020
Flowers Foods Inc.	3,673	82,128
Hain Celestial Group Inc. (The)(a)	1,533	48,305
Ingredion Inc.	1,265	104,995
Lamb Weston Holdings Inc.	2,747	175,616
Pilgrim’s Pride Corp.(a)	994	16,789
Post Holdings Inc.(a)	1,198	104,969
Seaboard Corp.	5	14,669
TreeHouse Foods Inc.(a)	1,053	46,121

		839,415

Security	Shares	Value

Gas Utilities — 0.2%
National Fuel Gas Co.	1,553	$65,117
UGI Corp.	3,921	124,688

		189,805

Health Care Equipment & Supplies — 1.2%
Envista Holdings Corp.(a)	2,996	63,186
Globus Medical Inc., Class A(a)	1,397	66,651
Haemonetics Corp.(a)	939	84,097
Hill-Rom Holdings Inc.	1,255	137,774
ICU Medical Inc.(a)	366	67,457
Integra LifeSciences Holdings Corp.(a)	1,340	62,966
Novocure Ltd.(a)	1,874	111,128
Penumbra Inc.(a)(b)	603	107,828
Quidel Corp.(a)	701	156,842
Tandem Diabetes Care Inc.(a)	1,103	109,109

		967,038

Health Care Providers & Services — 0.9%
Acadia Healthcare Co. Inc.(a)(b)	1,647	41,373
Amedisys Inc.(a)	596	118,330
Chemed Corp.	292	131,712
Encompass Health Corp.	1,837	113,765
Guardant Health Inc.(a)	1,400	113,582
Molina Healthcare Inc.(a)	1,013	180,294
Premier Inc., Class A(a)	1,160	39,765

		738,821

Health Care Technology — 0.2%
Change Healthcare Inc.(a)	4,570	51,184
Livongo Health Inc.(a)	1,015	76,318

		127,502

Hotels, Restaurants & Leisure — 1.2%
Aramark	4,303	97,119
Caesars Entertainment Corp.(a)	10,734	130,203
Choice Hotels International Inc.	656	51,758
Dunkin’ Brands Group Inc.	1,542	100,585
Extended Stay America Inc.	3,336	37,330
Hyatt Hotels Corp., Class A	659	33,141
Norwegian Cruise Line Holdings Ltd.(a)	4,825	79,275
Planet Fitness Inc., Class A(a)	1,511	91,521
Six Flags Entertainment Corp.	1,408	27,048
Vail Resorts Inc.	752	136,977
Wendy’s Co. (The)	3,380	73,616
Wyndham Destinations Inc.	1,562	44,017
Wyndham Hotels & Resorts Inc.	1,723	73,434

		976,024

Household Durables — 1.0%
Leggett & Platt Inc.	2,488	87,453
Mohawk Industries Inc.(a)	1,095	111,427
Newell Brands Inc.	7,241	114,987
NVR Inc.(a)	63	205,301
PulteGroup Inc.	5,042	171,580
Tempur Sealy International Inc.(a)	888	63,892
Toll Brothers Inc.	2,175	70,883

		825,523

Household Products — 0.2%
Energizer Holdings Inc.	1,169	55,516
Reynolds Consumer Products Inc.	924	32,100
Spectrum Brands Holdings Inc.	788	36,169

		123,785

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp.	9,185	$171,025

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	1,019	121,944

Insurance — 2.7%
Alleghany Corp.	261	127,665
American Financial Group Inc./OH	1,390	88,209
American National Insurance Co.	140	10,090
Assurant Inc.	1,123	115,995
Assured Guaranty Ltd.	1,582	38,617
Athene Holding Ltd., Class A(a)	2,178	67,932
Axis Capital Holdings Ltd.	1,563	63,395
Brighthouse Financial Inc.(a)	1,853	51,550
Brown & Brown Inc.	4,443	181,097
Erie Indemnity Co., Class A, NVS	474	90,961
Everest Re Group Ltd.	753	155,268
First American Financial Corp.	2,040	97,961
Globe Life Inc.	1,977	146,753
Hanover Insurance Group Inc. (The)	713	72,248
Kemper Corp.	1,163	84,341
Mercury General Corp.	509	20,742
Old Republic International Corp.	5,335	87,014
Primerica Inc.	752	87,683
Reinsurance Group of America Inc.	1,277	100,168
RenaissanceRe Holdings Ltd.	822	140,587
Unum Group	3,833	63,589
White Mountains Insurance Group Ltd.	57	50,614
WR Berkley Corp.	2,625	150,386

		2,092,865

Interactive Media & Services — 0.3%
TripAdvisor Inc.	1,895	36,024
Zillow Group Inc., Class A(a)	1,081	62,136
Zillow Group Inc., Class C, NVS(a)(b)	2,551	146,963

		245,123

Internet & Direct Marketing Retail — 0.5%
Etsy Inc.(a)	2,225	236,362
Grubhub Inc.(a)	1,730	121,619
Qurate Retail Inc., Series A(a)	7,177	68,181

		426,162

IT Services — 2.1%
Alliance Data Systems Corp.	882	39,796
Amdocs Ltd.	2,501	152,261
Black Knight Inc.(a)	2,721	197,436
Booz Allen Hamilton Holding Corp.	2,592	201,632
CACI International Inc., Class A(a)	468	101,500
DXC Technology Co.	4,780	78,870
Euronet Worldwide Inc.(a)	945	90,550
Fastly Inc., Class A(a)	1,373	116,883
Genpact Ltd.	3,537	129,171
MongoDB Inc.(a)	787	178,129
Sabre Corp.	5,200	41,912
Science Applications International Corp.	1,094	84,982
StoneCo Ltd., Class A(a)	2,926	113,412
Switch Inc., Class A	1,472	26,231
WEX Inc.(a)	816	134,648

		1,687,413

Leisure Products — 0.3%
Brunswick Corp./DE	1,483	94,927
Mattel Inc.(a)	6,480	62,662

Security	Shares	Value

Leisure Products (continued)
Polaris Inc.	1,093	$101,157

		258,746

Life Sciences Tools & Services — 1.8%
10X Genomics Inc., Class A(a)	1,026	91,632
Adaptive Biotechnologies Corp.(a)	1,336	64,636
Avantor Inc.(a)	7,765	132,005
Bio-Techne Corp.	715	188,810
Bruker Corp.	1,947	79,204
Charles River Laboratories International Inc.(a)	921	160,576
PerkinElmer Inc.	2,096	205,597
PPD Inc.(a)	1,166	31,249
PRA Health Sciences Inc.(a)	1,190	115,775
QIAGEN NV(a)	4,240	181,514
Repligen Corp.(a)	985	121,756
Syneos Health Inc.(a)	1,179	68,677

		1,441,431

Machinery — 2.2%
AGCO Corp.	1,164	64,555
Allison Transmission Holdings Inc.	2,123	78,084
Colfax Corp.(a)	1,867	52,089
Crane Co.	913	54,287
Donaldson Co. Inc.	2,393	111,322
Flowserve Corp.	2,452	69,931
Gates Industrial Corp. PLC(a)(b)	766	7,875
Graco Inc.	3,113	149,393
ITT Inc.	1,629	95,687
Lincoln Electric Holdings Inc.	1,073	90,390
Middleby Corp. (The)(a)	1,038	81,940
Nordson Corp.	1,082	205,266
Oshkosh Corp.	1,277	91,459
Pentair PLC	3,111	118,187
Snap-on Inc.	1,012	140,172
Timken Co. (The)	1,188	54,042
Toro Co. (The)	2,011	133,410
Trinity Industries Inc.	1,711	36,427
Woodward Inc.	1,048	81,272

		1,715,788

Marine — 0.1%
Kirby Corp.(a)	1,118	59,880

Media — 0.8%
Cable One Inc.	96	170,386
Interpublic Group of Companies Inc. (The)	7,311	125,457
John Wiley & Sons Inc., Class A	813	31,707
New York Times Co. (The), Class A	3,069	128,990
News Corp., Class A, NVS	7,293	86,495
News Corp., Class B	2,286	27,318
Nexstar Media Group Inc., Class A	824	68,960

		639,313

Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	1,195	113,441
Royal Gold Inc.	1,235	153,535
Steel Dynamics Inc.	3,820	99,664

		366,640

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	10,706	138,108
New Residential Investment Corp.	7,810	58,028
Starwood Property Trust Inc.	5,151	77,059

		273,195

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 0.1%
MDU Resources Group Inc.	3,746	$83,086

Multiline Retail — 0.2%
Kohl’s Corp.	2,920	60,648
Nordstrom Inc.	2,042	31,631
Ollie’s Bargain Outlet Holdings Inc.(a)	1,001	97,748

		190,027

Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	5,406	27,571
Apache Corp.	7,118	96,093
Cimarex Energy Co.	1,893	52,039
Continental Resources Inc./OK	1,409	24,700
Devon Energy Corp.	7,198	81,625
Diamondback Energy Inc.	2,970	124,205
EQT Corp.	4,806	57,191
Equitrans Midstream Corp.	7,692	63,921
HollyFrontier Corp.	2,807	81,964
Marathon Oil Corp.	14,854	90,906
Murphy Oil Corp.	2,741	37,826
Noble Energy Inc.	8,976	80,425
Parsley Energy Inc., Class A	5,673	60,588
Targa Resources Corp.	4,342	87,144
WPX Energy Inc.(a)	7,580	48,360

		1,014,558

Personal Products — 0.2%
Coty Inc., Class A	5,433	24,286
Herbalife Nutrition Ltd.(a)	1,912	86,002
Nu Skin Enterprises Inc., Class A	950	36,318

		146,606

Pharmaceuticals — 1.0%
Catalent Inc.(a)	2,891	211,910
Horizon Therapeutics PLC(a)	3,460	192,307
Jazz Pharmaceuticals PLC(a)	1,018	112,326
Nektar Therapeutics(a)(b)	3,266	75,641
Perrigo Co. PLC	2,570	142,044
Reata Pharmaceuticals Inc., Class A(a)	447	69,741

		803,969

Professional Services — 0.6%
CoreLogic Inc.	1,492	100,292
FTI Consulting Inc.(a)	689	78,925
ManpowerGroup Inc.	1,092	75,075
Nielsen Holdings PLC	6,718	99,830
Robert Half International Inc.	2,100	110,943

		465,065

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The)(a)	735	38,183
Jones Lang LaSalle Inc.	969	100,253

		138,436

Road & Rail — 0.4%
Amerco	168	50,768
Knight-Swift Transportation Holdings Inc.	2,351	98,060
Landstar System Inc.	717	80,526
Ryder System Inc.	988	37,060
Schneider National Inc., Class B	1,102	27,187

		293,601

Semiconductors & Semiconductor Equipment — 2.0%
Cirrus Logic Inc.(a)	1,101	68,020
Cree Inc.(a)	2,040	120,748

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Enphase Energy Inc.(a)	1,992	$94,759
Entegris Inc.	2,522	148,924
First Solar Inc.(a)	1,567	77,567
Inphi Corp.(a)	901	105,867
MKS Instruments Inc.	1,029	116,524
Monolithic Power Systems Inc.	820	194,340
ON Semiconductor Corp.(a)(b)	7,637	151,365
SolarEdge Technologies Inc.(a)	921	127,816
Teradyne Inc.	3,119	263,587
Universal Display Corp.	809	121,043

		1,590,560

Software — 4.8%
2U Inc.(a)(b)	1,155	43,844
Alteryx Inc., Class A(a)(b)	993	163,130
Anaplan Inc.(a)	2,451	111,055
Aspen Technology Inc.(a)	1,274	131,999
Avalara Inc.(a)	1,450	192,981
Bill.Com Holdings Inc.(a)	303	27,334
CDK Global Inc.	2,296	95,100
Ceridian HCM Holding Inc.(a)	1,998	158,382
Cloudflare Inc., Class A(a)	2,056	73,913
Dynatrace Inc.(a)	2,863	116,238
Elastic NV(a)(b)	1,028	94,792
Everbridge Inc.(a)	646	89,381
Fair Isaac Corp.(a)	527	220,307
FireEye Inc.(a)	4,132	50,307
Five9 Inc.(a)	1,163	128,709
Globant SA(a)	682	102,198
Guidewire Software Inc.(a)	1,564	173,369
HubSpot Inc.(a)	780	174,993
LogMeIn Inc.	912	77,310
Manhattan Associates Inc.(a)(b)	1,192	112,286
Medallia Inc.(a)	1,358	34,276
New Relic Inc.(a)	946	65,179
Nuance Communications Inc.(a)	5,300	134,117
Nutanix Inc., Class A(a)	3,360	79,649
Pagerduty Inc.(a)	1,283	36,719
Paylocity Holding Corp.(a)	651	94,974
Pegasystems Inc.	743	75,169
Pluralsight Inc., Class A(a)	1,770	31,949
Proofpoint Inc.(a)	1,066	118,454
PTC Inc.(a)	1,967	153,013
RealPage Inc.(a)	1,656	107,657
Smartsheet Inc., Class A(a)(b)	2,082	106,015
SolarWinds Corp.(a)	878	15,514
Teradata Corp.(a)	2,071	43,077
Zendesk Inc.(a)	2,131	188,657
Zscaler Inc.(a)	1,326	145,197

		3,767,244

Specialty Retail — 0.8%
AutoNation Inc.(a)	1,102	41,413
Dick’s Sporting Goods Inc.	1,162	47,944
Five Below Inc.(a)	1,029	110,010
Floor & Decor Holdings Inc., Class A(a)	1,527	88,032
Foot Locker Inc.	1,941	56,600
Gap Inc. (The)	3,441	43,425
L Brands Inc.	4,324	64,730
Penske Automotive Group Inc.	581	22,491

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Williams-Sonoma Inc.	1,448	$118,750

		593,395

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	2,381	41,239
Pure Storage Inc., Class A(a)(b)	4,553	78,904
Xerox Holdings Corp.(a)	3,394	51,894

		172,037

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	2,675	41,810
Carter’s Inc.	805	64,964
Columbia Sportswear Co.	543	43,755
Hanesbrands Inc.	6,537	73,803
PVH Corp.	1,324	63,618
Ralph Lauren Corp.	900	65,268
Skechers U.S.A. Inc., Class A(a)	2,521	79,109
Tapestry Inc.	5,213	69,229
Under Armour Inc., Class A(a)	3,549	34,567
Under Armour Inc., Class C, NVS(a)	3,573	31,585

		567,708

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	6,366	52,138
New York Community Bancorp. Inc.	8,478	86,476
TFS Financial Corp.	921	13,179

		151,793

Trading Companies & Distributors — 0.5%
Air Lease Corp.	2,007	58,785
HD Supply Holdings Inc.(a)	3,027	104,885
MSC Industrial Direct Co. Inc., Class A	842	61,306
Univar Solutions Inc.(a)	3,144	53,008
Watsco Inc.	614	109,108

		387,092

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,384	42,475

Water Utilities — 0.2%
Essential Utilities Inc.	4,627	195,444

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	1,896	$37,692
U.S. Cellular Corp.(a)	262	8,088

		45,780

Total Common Stocks — 57.2% (Cost: $44,586,878)		44,920,375

Investment Companies

Exchange Traded Funds — 42.4%
iShares Russell 2000 ETF(b)(c)	232,745	33,324,429

Total Investment Companies — 42.4% (Cost: $32,795,453)		33,324,429

Short-Term Investments

Money Market Funds — 41.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	32,358,558	32,400,625
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	130,000	130,000

		32,530,625

Total Short-Term Investments — 41.4% (Cost: $32,530,531)		32,530,625

Total Investments in Securities — 141.0% (Cost: $109,912,862)		110,775,429

Other Assets, Less Liabilities — (41.0)%		(32,234,467)

Net Assets — 100.0%		$78,540,962

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,878,575	30,479,983	(b)	—	32,358,558	$32,400,625	$78,173	(c)	$25,217		$904
BlackRock Cash Funds: Treasury, SL Agency Shares	34,000	96,000	(b)	—	130,000	130,000	34		—		—
iShares Russell 2000 ETF	152,905	98,544		(18,704)	232,745	33,324,429	100,138		403,116		5,459,656

						$65,855,054	$178,345		$428,333		$5,460,560

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2500 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	26	09/18/20	$187	$4,031
Micro E-Mini S&P 500 Index	3	09/18/20	46	539

				$4,570

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$44,920,375	$—	$—	$44,920,375
Investment Companies	33,324,429	—	—	33,324,429
Money Market Funds	32,530,625	—	—	32,530,625

	$110,775,429	$—	$—	$110,775,429

Derivative financial instruments(a)
Assets
Futures Contracts	$4,570	$—	$—	$4,570

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares